NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory: Schedule of Inventory (Details) - USD ($)	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Details
Raw Materials	$ 3,135,059	$ 3,398,655	$ 3,398,655		$ 3,672,699
Finished Goods	5,788	310,600	310,600		194,490
Work in process	30,313	24,764	24,764		5,668
Total inventory	3,171,160	3,734,019	3,734,019		3,872,857
Inventory allowance	(1,643,585)	(1,914,891)	1,914,891	$ (1,914,891)	1,914,891
Inventory, net	1,527,575	1,819,128	1,819,128		1,957,966
Inventory Allowances	$ 1,643,585	$ 1,914,891	$ (1,914,891)	$ 1,914,891	$ (1,914,891)